Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Recoupment Policy

We maintain a Compensation Recoupment Policy (the "Compensation Recoupment Policy") as required by the final recoupment rules adopted by the SEC, pursuant to Section 10D and Rule 10D-1 of the Securities Exchange Act of 1934 (“Rule 10D-1”), and the applicable rules of Nasdaq, as set forth in Nasdaq Listing Rule 5608 (the “Nasdaq Rules” and, together with Rule 10D-1, the “Final Clawback Rules”). The Compensation Recoupment Policy provides for the mandatory recovery of erroneously awarded incentive-based compensation (as defined in the Compensation Recoupment Policy) on a pre-tax basis from current and former executive officers (as defined in Rule 10D-1) of the Company within a specified lookback period in the event that the Company is required to prepare an accounting restatement, subject to limited impracticability exceptions, in accordance with the Final Clawback Rules. The Compensation Recoupment Policy does not provide for enforcement discretion by the Compensation Committee (subject to the impracticability exceptions referenced above) and requires recovery of such compensation regardless of whether an executive officer engaged in misconduct or otherwise caused or contributed to the requirement of an accounting restatement.

The Compensation Recoupment Policy was filed as Exhibit 99 to the Company's Annual Report on Form 10-K for the year ended December 31, 2025, filed on February 27, 2026.